Corporate information - Additional Information (Detail)			1 Months Ended
	Apr. 01, 2022	Mar. 01, 2022	Sep. 30, 2021
Beijing Chezhubang
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Cosmo Light | Acquisition Of Equity Interests In Subsdiary
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary		100.00%
QHM New Energy | Acquisition Of Equity Interests In Subsdiary
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary		100.00%
XXND Automobile | Acquisition Of Equity Interests In Subsdiary
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary		80.00%
Kuaidian Power Beijing | Acquisition Of Equity Interests In Subsdiary
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Anji Zhidian | Beijing Chezhubang
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Shaanxi Kuaidian | Beijing Chezhubang
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary			100.00%